Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of significant related parties and their relationships with the company

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the group

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands)
Transactions with SINA
Revenue billed through SINA	$44,962	$41,557	$26,758
Revenue from services provided to SINA	31,984	25,253	19,872
Total	$76,946	$66,810	$46,630

Costs and expenses allocated from SINA(1)	$47,178	$36,483	$33,157
Interest income on loans to SINA	$14,770	$14,913	$13,070

Transactions with Alibaba
Advertising and marketing revenues from Alibaba – as an advertiser	$106,974	$111,608	$116,785
Advertising and marketing revenues from Alibaba – as an agent	$223	$—	$—
Services provided by Alibaba	$33,745	$23,366	$22,521
(1)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA or SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed US$37.7 million,US $24.9 million and US$38.5 million for other costs and expenses incurred by Weibo but paid by SINA for the years ended December 31, 2022, 2023 and 2024, respectively. During the years ended December 31, 2022, 2023 and 2024, Weibo allocated US$0.6 million, US$9.9 million and US$8.6 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments, respectively.

Schedule of related party outstanding balance

	As of December 31,
	2023	2024

	(In US$ thousands)
Amount due from SINA(2)	$486,397	$452,769
Accounts receivable due from Alibaba	$61,094	$43,495

Loans to and interest receivable from other related parties(3) (4)
-Company A (an investee providing online brokerage services)	$100,000	$88,500
Subtotal (included in prepaid expenses and other current assets)	100,000	88,500
-Company B (an investee in real estate business)	349,716	358,485
Subtotal (included in other non-current assets)	349,716	358,485
Total	$449,716	$446,985
(2)	The Group uses amount due from/to SINA to settle balances arising from costs and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2023 and 2024, the amount due from SINA also included loans to and interest receivable from SINA of US$445.2 million and US$417.7 million at an annual interest rate ranging from 1% to 4% of maturity within one year, respectively, which are non-trade in nature.
(3)	The annual interest rates of the loans were ranging from 5.0% to 6.6% as of December 31, 2024. These balances are non-trade in nature. The contractual terms of the loans were up to 5 years while subject to extension and the Group will determine the liquidity (current versus non-current) of the loans pursuant to the expected cash collection. In 2023 and 2024, several loans were extended and the Group accounted for such extension as loan modification.
(4)	The Group estimates the allowance for credit losses on loans and interest receivables not sharing similar risk characteristic on an individual basis. The key factors considered when determining the above allowances for credit losses include the fair value of the assets held by the borrowers. For the years ended December 31, 2022, 2023 and 2024, the Group recognized US$7.6 million credit losses, a reversal of US$2.1 million credit losses and recognized US$1.5 million credit losses on loans to and interest receivable from other related parties based on the expected collection schedule of these loans, respectively.

Related party | SINA
Related Party Transactions
Schedule of significant related party transactions with the group

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands)
Transactions with SINA
Advertising and marketing revenues	$56,206	$45,319	$25,022
Value-added services revenues	20,740	21,491	21,608
Total	$76,946	$66,810	$46,630